Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for all of Operating Leases	Dec. 31, 2023
Schedule of Weighted Average Lease Terms and Discount Rates for all of Operating Leases [Abstract]
Weighted average remaining lease term (years)	1 year 6 months
Weighted average discount rate	5.00%